Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)
The components of other comprehensive income (loss) for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions[1,3]	Foreign currency translation adjustment
Balance at December 31, 2012	$1,340.0	$(469.0)	$871.0	$862.7	$6.1	$2.2
Other comprehensive income (loss) before reclassifications:
Investment securities	368.2	(128.9)	239.3	239.3	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	.4	(.1)	.3	.3	0	0
Forecasted transactions	0	0	0	0	0	0
Foreign currency translation adjustment	(2.5)	.9	(1.6)	0	0	(1.6)
Total other comprehensive income (loss) before reclassifications	366.1	(128.1)	238.0	239.6	0	(1.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(5.7)	2.0	(3.7)	(3.7)	0	0
Net realized gains (losses) on securities[2]	245.5	(86.0)	159.5	159.0	.5	0
Interest expense[3]	2.2	(.7)	1.5	0	1.5	0
Total reclassification adjustment for amounts realized in net income	242.0	(84.7)	157.3	155.3	2.0	0
Total other comprehensive income (loss)	124.1	(43.4)	80.7	84.3	(2.0)	(1.6)
Balance at December 31, 2013	$1,464.1	$(512.4)	$951.7	$947.0	$4.1	$.6

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions[1]	Foreign currency translation adjustment
Balance at December 31, 2011	$1,065.4	$(372.9)	$692.5	$682.8	$7.9	$1.8
Other comprehensive income (loss) before reclassifications:
Investment securities	488.0	(170.8)	317.2	317.2	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	7.9	(2.8)	5.1	5.1	0	0
Forecasted transactions	0	0	0	0	0	0
Foreign currency translation adjustment	.6	(.2)	.4	0	0.4
Total other comprehensive income (loss) before reclassifications	496.5	(173.8)	322.7	322.3	0.4
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(.4)	.1	(.3)	(.3)	0	0
Net realized gains (losses) on securities[2]	220.1	(77.0)	143.1	142.7	.4	0
Interest expense	2.2	(.8)	1.4	0	1.4	0
Total reclassification adjustment for amounts realized in net income	221.9	(77.7)	144.2	142.4	1.8	0
Total other comprehensive income (loss)	274.6	(96.1)	178.5	179.9	(1.8)	.4
Balance at December 31, 2012	$1,340.0	$(469.0)	$871.0	$862.7	$6.1	$2.2

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions[1]	Foreign currency translation adjustment
Balance at December 31, 2010	$1,205.6	$(421.9)	$783.7	$767.3	$14.7	$1.7
Other comprehensive income (loss) before reclassifications:
Investment securities	75.4	(26.4)	49.0	49.0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	(5.5)	1.9	(3.6)	(3.6)	0	0
Forecasted transactions	(5.1)	1.8	(3.3)	0	(3.3)	0
Foreign currency translation adjustment	.2	(.1)	.1	0	0.1
Total other comprehensive income (loss) before reclassifications	65.0	(22.8)	42.2	45.4	(3.3)	.1
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(.6)	.2	(.4)	(.4)	0	0
Net realized gains (losses) on securities[2]	200.8	(70.3)	130.5	130.3	.2	0
Interest expense	5.0	(1.7)	3.3	0	3.3	0
Total reclassification adjustment for amounts realized in net income	205.2	(71.8)	133.4	129.9	3.5	0
Total other comprehensive income (loss)	(140.2)	49.0	(91.2)	(84.5)	(6.8)	.1
Balance at December 31, 2011	$1,065.4	$(372.9)	$692.5	$682.8	$7.9	$1.8

[1] Entered into for the purpose of managing interest rate risk associated with our debt issuances.
[2] During 2013, 2012, and 2011, we reclassified $0.8 million, $0.6 million, and $0.3 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).
3 We expect to reclassify $2.1 million (pretax) into income during the next 12 months, related to net unrealized gains on forecasted transactions.